Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account VA-2

("Separate Account")

Supplement to:

Direction Variable Annuity

Prospectus Dated May 1, 2016

Supplement Dated July 28, 2016

Effective June 7, 2016, the sub-advisor to the Putman VT Global Health Care Fund is Putnam Investments Limited. The Variable Investment Options chart in your prospectus is revised as follows:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
Putnam Variable Trust	Putnam Investment Management, LLC
Putnam VT Global Health Care Fund, Class IB – Putnam Investments Limited	Seeks capital appreciation.

Please see the Portfolio prospectus, as supplemented, for more information.

All other provisions of your Policy remain as stated in your Policy and prospectus.

Please retain this Supplement with the current prospectus for your variable Policy issued by

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2018 7-16